Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	Accumulated other comprehensive income [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments attributable to owners of parent [member]	Reserve of exchange differences on translation attributable to owners of parent [member]	Reserve of actuarial gains and losses attributable to owners of parent [member]	Miscellaneous other accumulated other comprehensive income attributable to owners of parent [member]	Accumulated other comprehensive income associates and joint ventures attributable to owners of parent [member]	Accumulated other comprehensive income, non-controlling interests [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments, non-controlling interests [member]	Reserve of exchange differences on translation, non-controlling interests [member]	Reserve of actuarial gains and losses, non-controlling interests [member]	Miscellaneous other accumulated other comprehensive income, non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2016	€ (148)	€ (403)	€ 34		€ (249)	€ 164	€ (557)	€ 236	€ (31)	€ 255	€ (2)			€ 271	€ (16)	€ 2	€ 33,845
Variation	(114)	(73)	22		53	(137)	16	(18)	(9)	(41)	1		€ (4)	(39)		1	1,926
Equity at end of period at Dec. 31, 2017	(262)	(476)	56		(196)	27	(541)	218	(40)	214	(1)		(4)	232	(16)	3	33,512
Effect of IFRS application	(39)	(39)	(56)	€ 17							1	€ (1)					(23)
Balance after effect of IFRS application	(301)	(515)		17	(196)	27	(541)	218	(40)	214		(1)	(4)	232	(16)	3	33,489
Variation	(47)	(56)		(27)	(68)	(12)	37	14		9		(3)	1	5	8	(2)	2,111
Equity at end of period at Dec. 31, 2018	(348)	(571)		(10)	(264)	15	(504)	232	(40)	223		(4)	(3)	237	(8)	1	33,249
Effect of IFRS application	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	2
Balance after effect of IFRS application	(348)	(571)		(10)	(264)	15	(504)	232	(40)	223		(4)	(3)	237	(8)	1	33,251
Variation	80	69		(18)	147	64	(107)	(16)		11		3	(3)	14	(2)	(1)	3,307
Equity at end of period at Dec. 31, 2019	€ (268)	€ (502)		€ (28)	€ (117)	€ 78	€ (611)	€ 216	€ (40)	€ 234		€ (2)	€ (6)	€ 251	€ (10)	€ 1	€ 34,416